Consolidated Investment Portfolioas of July 31, 2024 (Unaudited)
DWS Global Macro Fund
	Shares	Value ($)

Common Stocks 40.8%
Canada 0.4%
Nutrien Ltd. (Cost $1,043,708)	15,493	793,242
Denmark 1.0%
Novo Nordisk AS "B" (Cost $2,068,782)	15,073	1,997,930
France 8.4%
AXA SA	142,968	5,024,364
BNP Paribas SA	28,431	1,955,468
Bureau Veritas SA	18,047	567,526
Capgemini SE	4,654	924,017
EssilorLuxottica SA	4,521	1,035,856
LVMH Moet Hennessy Louis Vuitton SE	1,288	910,287
Orange SA	126,347	1,403,163
Sanofi SA	16,909	1,747,332
Schneider Electric SE	6,354	1,533,847
Veolia Environnement SA	45,283	1,423,799
(Cost $13,756,023)		16,525,659
Germany 6.5%
Allianz SE (Registered)	12,642	3,569,299
Bayer AG (Registered)	31,995	950,657
Deutsche Telekom AG (Registered)	79,679	2,089,173
E.ON SE	214,909	3,013,981
Infineon Technologies AG	23,907	835,377
Vonovia SE	73,420	2,253,866
(Cost $9,942,832)		12,712,353
Ireland 1.0%
Medtronic PLC (a) (Cost $2,557,461)	25,781	2,070,730
Italy 0.6%
Enel SpA (Cost $1,308,733)	161,128	1,151,928
Japan 2.5%
Daikin Industries Ltd.	7,700	1,115,480
FANUC Corp.	25,900	772,177
Keyence Corp.	2,300	1,009,011
Mitsubishi Electric Corp.	13,300	228,392
Takeda Pharmaceutical Co., Ltd.	39,100	1,124,705
Yaskawa Electric Corp.	22,300	772,600
(Cost $5,452,912)		5,022,365
Korea 1.0%
Samsung Electronics Co., Ltd. (Cost $1,713,402)	32,305	1,978,383
Netherlands 2.3%
ASML Holding NV	526	491,206

ING Groep NV	108,488	1,962,442
Koninklijke Ahold Delhaize NV	63,208	2,037,460
(Cost $3,253,920)		4,491,108
Switzerland 2.1%
Novartis AG (Registered)	7,088	791,387
Roche Holding AG (Genusschein)	10,161	3,294,874
(Cost $3,182,747)		4,086,261
United States 15.0%
Alphabet, Inc. "A"	38,287	6,567,752
Amazon.com, Inc.*	11,694	2,186,544
Eaton Corp. PLC	3,062	933,267
Hubbell, Inc.	2,618	1,035,812
Linde PLC	5,057	2,293,349
Mastercard, Inc. "A"	1,035	479,940
Merck & Co., Inc.	16,307	1,844,811
Meta Platforms, Inc. "A"	3,387	1,608,249
Microsoft Corp.	13,906	5,817,575
PayPal Holdings, Inc.*	16,637	1,094,382
Pfizer, Inc.	79,011	2,412,996
TE Connectivity Ltd.	7,732	1,193,279
Union Pacific Corp.	5,148	1,270,166
Visa, Inc. "A"	2,522	670,020
(Cost $20,015,592)		29,408,142
Total Common Stocks (Cost $64,296,112)		80,238,101

		Principal Amount ($) (b)	Value ($)

Bonds 41.7%
Australia 1.8%
Australia Government Bond, Series 159, REG S, 0.25%, 11/21/2024 (Cost $4,201,058)	AUD	5,645,000	3,646,554
Netherlands 0.8%
ING Groep NV, 3.95%, 3/29/2027		650,000	635,734
Teva Pharmaceutical Finance Netherlands II BV, 4.5%, 3/1/2025	EUR	800,000	865,454
(Cost $1,408,261)			1,501,188
Turkey 0.4%
Republic of Turkey:
3.25%, 6/14/2025	EUR	200,000	214,267
7.375%, 2/5/2025		500,000	503,950
(Cost $719,851)			718,217
United States 38.7%
AbbVie, Inc., 2.95%, 11/21/2026		3,000,000	2,894,772
Anheuser-Busch InBev Worldwide, Inc., 4.0%, 4/13/2028		170,000	167,634
Coty, Inc., REG S, 4.75%, 4/15/2026	EUR	1,151,000	1,242,555
DISH DBS Corp., 7.75%, 7/1/2026		40,000	25,729
General Motors Financial Co., Inc., 2.7%, 8/20/2027		1,000,000	937,924
HP, Inc., 3.0%, 6/17/2027		1,100,000	1,048,798
Netflix, Inc.:
4.625%, 5/15/2029	EUR	185,000	212,859
6.375%, 5/15/2029		960,000	1,031,035

U.S. Treasury Bonds:
2.375%, 5/15/2027	5,460,000	5,213,234
3.75%, 11/15/2043 (c)	8,400,000	7,646,625
4.375%, 5/15/2040	6,800,000	6,917,672
4.5%, 5/15/2038	4,900,000	5,089,875
U.S. Treasury Notes:
0.875%, 9/30/2026	5,000,000	4,658,984
2.375%, 5/15/2029	6,400,000	5,963,000
2.875%, 6/15/2025 (d)	5,500,000	5,408,906
3.5%, 9/15/2025	4,000,000	3,949,844
3.5%, 2/15/2033	6,200,000	5,961,203
3.625%, 5/15/2026	6,000,000	5,925,469
3.75%, 4/15/2026	4,000,000	3,958,594
4.125%, 6/15/2026	6,000,000	5,979,609
VeriSign, Inc., 5.25%, 4/1/2025	300,000	299,756
Verizon Communications, Inc., 2.625%, 8/15/2026	800,000	769,386
Warnermedia Holdings, Inc., 3.755%, 3/15/2027	900,000	857,299
(Cost $75,962,789)		76,160,762
Total Bonds (Cost $82,291,959)		82,026,721

	Shares	Value ($)

Exchange-Traded Funds 12.3%
iShares Core EUR Corp. Bond UCITS ETF	23,877	3,066,693
iShares Edge MSCI World Momentum Factor UCITS ETF	30,000	2,297,400
iShares EUR Corp. Bond ex-Financials UCITS ETF	3,009	351,074
iShares EUR Corp. Bond Large Cap UCITS ETF	5,684	764,956
iShares EUR High Yield Corp. Bond UCITS ETF	15,760	1,598,269
iShares U.S. Healthcare ETF (e)	51,615	3,242,971
SPDR Gold MiniShares Trust	265,000	12,871,050
Total Exchange-Traded Funds (Cost $20,382,579)		24,192,413

Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (f) (g) (Cost $1,599,600)	1,599,600	1,599,600

Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 5.37% (f) (Cost $6,555,108)	6,555,108	6,555,108

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $175,125,358)	99.0	194,611,943
Other Assets and Liabilities, Net	1.0	1,998,780
Net Assets	100.0	196,610,723
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2024 are as follows:
Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2024	Value ($) at 7/31/2024
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (f) (g)
—	1,599,600 (h)	—	—	—	20,977	—	1,599,600	1,599,600
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 5.37% (f)
17,503,238	34,943,889	45,892,019	—	—	312,945	—	6,555,108	6,555,108
17,503,238	36,543,489	45,892,019	—	—	333,922	—	8,154,708	8,154,708

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	Principal amount stated in U.S. dollars unless otherwise noted.
(c)	At July 31, 2024, this security has been pledged, in whole or in part, as collateral for open forward foreign currency contracts.
(d)	At July 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2024 amounted to $1,558,184, which is 0.8% of net assets.

(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2024.

MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At July 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	9/19/2024	11	1,199,282	1,229,937	30,655
2 Year U.S. Treasury Note	USD	9/30/2024	7	1,425,282	1,437,570	12,288
5 Year U.S. Treasury Note	USD	9/30/2024	49	5,186,463	5,286,641	100,178
S&P 500 E-Mini Index	USD	9/20/2024	18	4,992,350	5,002,200	9,850
TOPIX Index	JPY	9/12/2024	35	6,462,146	6,534,829	72,683
Total unrealized appreciation						225,654

At July 31, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
DAX Index	EUR	9/20/2024	10	4,948,966	5,034,085	(85,119)

At July 31, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,050,888	NOK	11,548,852	8/30/2024	8,453	Citigroup, Inc.
USD	1,100,019	JPY	168,572,931	8/30/2024	30,617	Toronto-Dominion Bank
USD	2,109,124	GBP	1,640,394	8/30/2024	343	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					39,413

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	40,859,952	USD	44,280,167	8/30/2024	(6,379)	JPMorgan Chase Securities, Inc.
Currency Abbreviation(s)

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to gold by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold ETFs that do not operate as commodity pools, and fixed income instruments. As of July 31, 2024, the Fund held $1,149,994 in the Subsidiary, representing 0.5% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$793,242	$—	$—	$793,242
Denmark	—	1,997,930	—	1,997,930
France	—	16,525,659	—	16,525,659
Germany	—	12,712,353	—	12,712,353
Ireland	2,070,730	—	—	2,070,730
Italy	—	1,151,928	—	1,151,928
Japan	—	5,022,365	—	5,022,365
Korea	—	1,978,383	—	1,978,383
Netherlands	—	4,491,108	—	4,491,108
Switzerland	—	4,086,261	—	4,086,261
United States	29,408,142	—	—	29,408,142
Bonds (a)	—	82,026,721	—	82,026,721
Exchange-Traded Funds	18,411,421	5,780,992	—	24,192,413
Short-Term Investments (a)	8,154,708	—	—	8,154,708
Derivatives (b)
Futures Contracts	225,654	—	—	225,654
Forward Foreign Currency Contracts	—	39,413	—	39,413
Total	$59,063,897	$135,813,113	$—	$194,877,010

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(85,119)	$—	$—	$(85,119)
Forward Foreign Currency Contracts	—	(6,379)	—	(6,379)
Total	$(85,119)	$(6,379)	$—	$(91,498)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Equity Contracts	$—	$(2,586)
Interest Rate Contracts	$—	$143,121
Foreign Exchange Contracts	$33,034	$—

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGMF-PH3
R-080548-2 (1/25)